Convertible Notes Payable, Net - Schedule of Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024		Sep. 30, 2023
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 1,015,000	$ 1,015,000		$ 1,199,000
Less: debt issuance costs	(183,377)	(308,646)		(380,991)
Convertible notes payable, net	831,623	706,354	[1]	818,009	[1]	[1]
June 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable				312,500
Additional June 2024 Notes [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable				62,500
August 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	515,000	515,000		515,000
September 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable				125,000
Additional September 2024 Notes [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable				184,000
December 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 500,000	$ 500,000

[1]	Retroactively restated to include the Additional September 2024 Notes as described in Note 9.